Derivative Instruments and Other Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Outstanding Derivative Instruments
Information pertaining to outstanding derivative instruments is as follows:

	Balance Sheet Location	Derivative Assets - Fair Value		Balance Sheet Location	Derivative Liabilities - Fair Value
(Dollars in thousands)		December 31, 2018	December 31, 2017		December 31, 2018	December 31, 2017
Derivatives designated as hedging instruments under ASC Topic 815:
Interest rate contracts	Other assets	$3,469	$—	Other liabilities	$—	$—
Total derivatives designated as hedging instruments under ASC Topic 815		$3,469	$—		$—	$—
Derivatives not designated as hedging instruments under ASC Topic 815:
Interest rate contracts:
Customer swaps - upstream	Other assets	$474	$12,318	Other liabilities	$191	$3,873
Customer swaps - downstream	Other assets	16,946	8,128	Other liabilities	17,812	12,318
Foreign exchange contracts	Other assets	18	7	Other liabilities	18	7
Forward sales contracts	Other assets	630	136	Other liabilities	750	279
Written and purchased options	Other assets	5,490	10,654	Other liabilities	3,310	8,656
Other contracts	Other assets	21	22	Other liabilities	43	21
Total derivatives not designated as hedging instruments under ASC Topic 815		$23,579	$31,265		$22,124	$25,154
Total		$27,048	$31,265		$22,124	$25,154

	Derivative Assets - Notional Amount		Derivative Liabilities - Notional Amount
(Dollars in thousands)	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017
Derivatives designated as hedging instruments under ASC Topic 815:
Interest rate contracts	$408,500	$—	$—	$108,500
Total derivatives designated as hedging instruments under ASC Topic 815	$408,500	$—	$—	$108,500

Derivatives not designated as hedging instruments under ASC Topic 815:
Interest rate contracts:
Customer swaps - upstream	$919,653	$644,282	$701,257	$574,182
Customer swaps - downstream	701,257	574,182	919,653	644,282
Foreign exchange contracts	1,202	268	1,202	268
Forward sales contracts	1,140	82,347	143,179	142,578
Written and purchased options	229,333	278,638	140,645	165,198
Other contracts	50,527	29,755	85,623	86,744
Total derivatives not designated as hedging instruments under ASC Topic 815	$1,903,112	$1,609,472	$1,991,559	$1,613,252
Total	$2,311,612	$1,609,472	$1,991,559	$1,721,752

Offsetting Assets
The following table reconciles the gross amounts presented in the consolidated balance sheets to the net amounts that would result in the event of offset.

	December 31, 2018
	Gross Amounts Presented in the Balance Sheet	Gross Amounts Not Offset in the Balance Sheet		Net
(Dollars in thousands)		Derivatives	Collateral (1)
Derivatives subject to master netting arrangements
Derivative assets
Interest rate contracts designated as hedging instruments	$3,469	$—	$—	$3,469
Interest rate contracts not designated as hedging instruments	17,420	(619)	—	16,801
Written and purchased options	3,285	—	—	3,285
Total derivative assets subject to master netting arrangements	$24,174	$(619)	$—	$23,555

Derivative liabilities
Interest rate contracts not designated as hedging instruments	$18,003	$(619)	$—	$17,384
Written and purchased options	3,285	—	—	3,285
Total derivative liabilities subject to master netting arrangements	$21,288	$(619)	$—	$20,669

(1)	Consists of cash collateral recorded at cost, which approximates fair value, and investment securities.

	December 31, 2017
	Gross Amounts Presented in the Balance Sheet	Gross Amounts Not Offset in the Balance Sheet		Net
(Dollars in thousands)		Derivatives	Collateral (1)
Derivatives subject to master netting arrangements
Derivative assets
Interest rate contracts not designated as hedging instruments	$20,446	$(12,469)	$—	$7,977
Written and purchased options	8,610	—	—	8,610
Total derivative assets subject to master netting arrangements	$29,056	$(12,469)	$—	$16,587

Derivative liabilities
Interest rate contracts not designated as hedging instruments	$16,191	$(12,469)	$(552)	$3,170
Total derivative liabilities subject to master netting arrangements	$16,191	$(12,469)	$(552)	$3,170

(1)	Consists of cash collateral recorded at cost, which approximates fair value, and investment securities.

Offsetting Liabilities
The following table reconciles the gross amounts presented in the consolidated balance sheets to the net amounts that would result in the event of offset.

	December 31, 2018
	Gross Amounts Presented in the Balance Sheet	Gross Amounts Not Offset in the Balance Sheet		Net
(Dollars in thousands)		Derivatives	Collateral (1)
Derivatives subject to master netting arrangements
Derivative assets
Interest rate contracts designated as hedging instruments	$3,469	$—	$—	$3,469
Interest rate contracts not designated as hedging instruments	17,420	(619)	—	16,801
Written and purchased options	3,285	—	—	3,285
Total derivative assets subject to master netting arrangements	$24,174	$(619)	$—	$23,555

Derivative liabilities
Interest rate contracts not designated as hedging instruments	$18,003	$(619)	$—	$17,384
Written and purchased options	3,285	—	—	3,285
Total derivative liabilities subject to master netting arrangements	$21,288	$(619)	$—	$20,669

(1)	Consists of cash collateral recorded at cost, which approximates fair value, and investment securities.

	December 31, 2017
	Gross Amounts Presented in the Balance Sheet	Gross Amounts Not Offset in the Balance Sheet		Net
(Dollars in thousands)		Derivatives	Collateral (1)
Derivatives subject to master netting arrangements
Derivative assets
Interest rate contracts not designated as hedging instruments	$20,446	$(12,469)	$—	$7,977
Written and purchased options	8,610	—	—	8,610
Total derivative assets subject to master netting arrangements	$29,056	$(12,469)	$—	$16,587

Derivative liabilities
Interest rate contracts not designated as hedging instruments	$16,191	$(12,469)	$(552)	$3,170
Total derivative liabilities subject to master netting arrangements	$16,191	$(12,469)	$(552)	$3,170

(1)	Consists of cash collateral recorded at cost, which approximates fair value, and investment securities.

Effect of Derivatives on the Consolidated Financial Statements
At December 31, 2018, 2017, and 2016, and for the years then ended, information pertaining to the effect of the hedging instruments on the consolidated financial statements is as follows:

	Amount of Gain (Loss) Recognized in OCI, net of taxes			Location of Gain (Loss) Reclassified from Accumulated OCI into Income	Amount of Gain (Loss) Reclassified from Accumulated OCI into Income, net of taxes			Location of Gain (Loss) Recognized in Income on Derivatives (Amount Excluded from Effectiveness Testing)	Amount of Gain (Loss) Recognized in Income on Derivatives (Amount Excluded from Effectiveness Testing)

	Total	Including Component	Excluding Component		Total	Including Component	Excluding Component		Total	Including Component	Excluding Component
(Dollars in thousands)	For the Year Ended December 31,
Derivatives in ASC Topic 815 Cash Flow Hedging Relationships	2018				2018				2018
Interest rate contracts	$4,416	$4,835	$(419)	Interest expense	$(196)	$(150)	$(46)	Interest expense	$—	$—	$—
Total	$4,416	$4,835	$(419)		$(196)	$(150)	$(46)		$—	$—	$—

						Location of Gain (Loss) Recognized in Income on Derivatives (Amount Excluded from Effectiveness Testing)	Amount of Gain (Loss) Recognized in Income on Derivatives (Amount Excluded from Effectiveness Testing)
	Amount of Gain (Loss) Recognized in OCI, net of taxes		Location of Gain (Loss) Reclassified from Accumulated OCI into Income	Amount of Gain (Loss) Reclassified from Accumulated OCI into Income, net of taxes

(Dollars in thousands)	For the Years Ended December 31,
Derivatives in ASC Topic 815 Cash Flow Hedging Relationships	2017	2016		2017	2016		2017	2016
Interest rate contracts	$(611)	$(328)	Interest expense	$(390)	$50	Interest expense	$—	$—
Total	$(611)	$(328)		$(390)	$50		$—	$—

Information pertaining to the effect of derivatives not designated as hedging instruments on the consolidated financial statements as of December 31, is as follows:

	Location of Gain (Loss) Recognized in Income on Derivatives	Amount of Gain (Loss) Recognized in Income on Derivatives
(Dollars in thousands)		2018	2017	2016
Interest rate contracts (1)	Other income	$6,962	$4,750	$8,830
Foreign exchange contracts	Other income	29	43	15
Forward sales contracts	Mortgage income	4,064	(4,115)	(1,731)
Written and purchased options	Mortgage income	180	(2,028)	(327)
Other contracts	Other income	(24)	51	17
Total		$11,211	$(1,299)	$6,804